39. Related-party transactions (Details Narrative) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 22, 2020	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Net finance income (expense)			$ 10,848	$ 13,878	$ 7,429
Compensation of employees			$ 20,700	28,038
First Period Agreement [member]
Disclosure of transactions between related parties [line items]
Description of agreement			The first period of the agreement coverage began on December 18, 2018 and continues until the occurrence of the following events, whichever comes last: (i) the end of the fifth (5th) year following the date on which the beneficiary leave, for any reason, to exercise the mandate, function or position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities. The maximum exposure established by the company (global limit for all eventual claims) until March 24, 2020 is US$ 500.
Second Period Agreement [member]
Disclosure of transactions between related parties [line items]
Description of agreement			The second period of the agreement coverage began on April 25, 2020 and continues until the occurrence of the same kind of events of the first period. The maximum exposure established by the company (global limit for all eventual claims) until March, 2022 is US$ 300.
Performance Award Program [Member]
Disclosure of transactions between related parties [line items]
Provision amount			$ 13
Board members and executive officers [member]
Disclosure of transactions between related parties [line items]
Compensation of employees	$ 433
Description of maturity date	April 2020 to March 2021
Board [Member] | BRAZIL
Disclosure of transactions between related parties [line items]
Compensation of employees			430	430
Board [Member] | BRAZIL | Tax and social security costs [member]
Disclosure of transactions between related parties [line items]
Compensation of employees			527	506
US | Performance Award Program [Member]
Disclosure of transactions between related parties [line items]
Provision amount			2
US | Board members and executive officers [member]
Disclosure of transactions between related parties [line items]
Compensation of employees	$ 8		14	21
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Effective payment		$ 2,473
Net finance income (expense)			235	8	$ 92
Petroleum and Alcohol Account Receivable from the Brazilian Government [member] | US
Disclosure of transactions between related parties [line items]
Effective payment		476
Net finance income (expense)		235
Outstanding balance		$ 228
Receivable amount			$ 482	$ 304